Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories at March 31, 2023 and December 31, 2022 consists of the following:

	March 31,	December 31,
	2023	2022
Ore on leach pad	$2,628,409	$3,266,091
Carbon column in process	231,685	163,619
Finished goods	139,438	114,361
	2,999,532	3,544,071
Less long-term portion	(194,798)	-
Total	$2,804,734	$3,544,071

Inventories at March 31, 2023 and December 31, 2022 were valued at net realizable value because production costs were greater than the amount the Company expected to receive on the sale of the estimated gold ounces contained in inventories. The adjustment to inventory, which is included in general production and project costs on the statements of operations, was $nil and $680,319 during the three-month period ended March 31, 2023 and 2022, respectively.

NOTE 4 – INVENTORIES

Inventories at December 31, 2022 and 2021 consists of the following:

	December 31,	December 31,
	2022	2021
Ore on leach pad	$3,266,091	$5,488,902
Carbon column in process	163,619	119,461
Finished goods	114,361	146,251
	3,544,071	5,754,614
Less long-term portion	-	(1,081,425)
Total	$3,544,071	$4,673,189

Inventories at December 31, 2022 and 2021 were valued at net realizable value because production costs were greater than the amount the Company expected to receive on the sale of the estimated gold ounces contained in inventories. The adjustment to inventory, which is included in general production and project costs on the statements of operations, was $2,111,596 and $1,496,590 for the years ended December 31, 2022 and 2021, respectively.